Right of Use Assets	12 Months Ended
Dec. 31, 2023
Right of Use Assets
Right of Use Assets

Right of Use Assets

Nature of the Group leasing activities

Leasehold equipment

In 2022 the Group started an agreement for the use of vessel equipment for a total contract value of EUR 464 thousand during the initial term, plus additional repair and installation costs. The amount was amortised over the initial term which was 13 months, ending in 2023.

Office space

The Group leases office space for the purpose of office operations. In 2023, the Company has terminated the lease agreement for its headquarters and signed a contract with Castellum Denmark, for a new location from 2024. The lease commitment is presented in Note 23.

Warehouse facilities

The Group leases a warehouse facility located in the UK.

	Leasehold	Warehouse	Office
EUR’000	equipment	facilities	space	Total
Cost 2023
Beginning of financial year	464	—	1,681	2,145
Acquisition of businesses	—	421	612	1,033
Exchange differences	—	(12)	(32)	(44)
31 December 2023	464	409	2,261	3,134
Accumulated depreciation
Beginning of financial year	381	—	1,477	1,858
Amortisation charge	83	30	221	334
Exchange differences	—	(6)	(25)	(31)
31 December 2023	464	24	1,673	2,161
Net book value	—	385	588	973

	Leasehold	Office
EUR’000	equipment	space	Total
Cost 2022
Beginning of financial year	—	1,572	1,572
Movement during the year	464	109	573
31 December 2022	464	1,681	2,145
Accumulated depreciation
Beginning of financial year	—	1,108	1,108
Amortisation charge	381	369	750
31 December 2022	381	1,477	1,858
Net book value	83	204	287

	Office
EUR’000	space	Total
Cost 2021
Beginning of financial year	1,572	1,572
31 December 2021	1,572	1,572
Accumulated depreciation
Beginning of financial year	832	832
Amortisation charge	276	276
31 December 2021	1,108	1,108
Net book value	464	464

Please refer to Note 24 for disclosure on the lease liabilities and to Note 23 for disclosure on lease commitment

Lease interest expenses recognised in profit and loss

a. Interest expense

EUR’000	2023	2022	2021
Interest expense on lease liabilities (vessels and office)	25	21	30

b. Lease expense not capitalised in lease liabilities

EUR’000	2023	2022	2021
Short-term lease expense	180	53	34

c. Total cash outflow for all leases in 2023, 2022 and 2021 were EUR 283 thousand, EUR 728 thousand and EUR 315 thousand respectively, excluding variable lease fee (refer to Note 24).

EUR’000	2023	2022	2021
Repayment of lease liability	283	728	315
Rental above standby rate	—	—	196
Cash outflow for leases that are not capitalised	180	53	34
	463	781	545